Revenue	12 Months Ended
Mar. 31, 2025
Revenue from Contract with Customer [Abstract]
Revenue

Note 10 - Revenue

Disaggregation of Revenue

The Company presents and discusses revenues by customer location. The Company believes this disaggregation best depicts how the nature, amount, timing and uncertainty of our revenues and cash flows are affected by industry, market and other economic factors.

The following table shows the disaggregation of the Company’s revenues by major customer location. Revenues are attributed to geographic regions based upon billed client location. Substantially all of the revenue in our North America region relates to operations in the United States.

	Year Ended March 31,
	2025	2024
North America	$65,486	$56,958
Asia Pacific and Other	4,712	15,551
Total revenue	$70,198	$72,509

Contract balances

Contract assets comprise amounts where the Company’s right to bill is contingent on something other than the passage of time. As of March 31, 2025 and March 31, 2024, the Company’s contract assets were $163 and $255, respectively, and were recorded within “Prepaid expenses and other current assets”, net of allowance for credit losses, on the consolidated balance sheets.

Contract liabilities, or deferred revenue, comprise amounts collected from the Company’s customers for revenues not yet earned and amounts which are anticipated to be recorded as revenues when services are performed. The amount of revenue recognized in the year ended March 31, 2025 and 2024 that was included in deferred revenue at the beginning of each period was $257 and $193, respectively.

As of March 31, 2025 and March 31, 2024 the Company’s deferred revenue was $274 and $261, respectively, and was recorded within “Other current liabilities” on the consolidated balance sheets. There was no deferred revenue classified as non-current as of March 31, 2025 and March 31, 2024.

Contract Acquisition Costs

Direct and incremental costs incurred for acquiring contracts, such as sales commissions are contract acquisition costs and thereby classified under “Other current assets” and “Other assets” in the consolidated balance sheets. Such costs are amortized over the expected duration of the relationship with customers and recorded under Selling and marketing expenses in the consolidated statements of income.